LEASES (Schedule of Right-of-use assets) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	$ 1,650,000
Balance at end of year	1,355,000	$ 1,650,000
Net book value [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	1,650
Balance at end of year	1,355	1,650
Net book value [Member] | Property [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	1,417
Balance at end of year	1,282	1,417
Net book value [Member] | Motor vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	233
Balance at end of year	73	233
Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	1,985	1,878
Additions during year		172
Deletions during year	(37)	(65)
Balance at end of year	1,948	1,985
Cost [Member] | Property [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	1,552	1,552
Additions during year
Deletions during year
Balance at end of year	1,552	1,552
Cost [Member] | Motor vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	433	326
Additions during year		172
Deletions during year	(37)	(65)
Balance at end of year	396	433
Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	335
Additions during year	282	375
Deletions during year	(24)	(40)
Balance at end of year	593	335
Accumulated depreciation [member] | Property [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	135
Additions during year	135	135
Deletions during year
Balance at end of year	270	135
Accumulated depreciation [member] | Motor vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	200
Additions during year	147	240
Deletions during year	(24)	(40)
Balance at end of year	$ 323	$ 200